Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Consolidated Subsidiaries [Abstract]
Consolidated Subsidiaries
Consolidated subsidiaries as of December 31, 2018 and 2019 are as follows:

			Percentage of ownership (%)
Subsidiaries	Key operation activities	Location	2018	2019
Korea Hydro & Nuclear Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Korea South-East Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Korea Midland Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Korea Western Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Korea Southern Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Korea East-West Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
KEPCO Engineering & Construction Company, Inc.(*1)	Architectural engineering for utility plant and others	KOREA	65.77%	65.77%
KEPCO Plant Service & Engineering Co., Ltd.	Utility plant maintenance and others	KOREA	51.00%	51.00%
KEPCO Nuclear Fuel Co., Ltd.	Nuclear fuel	KOREA	96.36%	96.36%
KEPCO KDN Co., Ltd.	Electric power information technology and others	KOREA	100.00%	100.00%
Garolim Tidal Power Plant Co., Ltd.(*6)	Power generation	KOREA	49.00%	—
KEPCO International HongKong Ltd.	Holding company	HONG KONG	100.00%	100.00%
KEPCO International Philippines Inc.	Holding company	PHILIPPINES	100.00%	100.00%
KEPCO Gansu International Ltd.	Holding company	HONG KONG	100.00%	100.00%
KEPCO Philippines Holdings Inc.	Holding company	PHILIPPINES	100.00%	100.00%
KEPCO Philippines Corporation	Operation of utility plant	PHILIPPINES	100.00%	100.00%
KEPCO Ilijan Corporation	Construction and operation of utility plant	PHILIPPINES	51.00%	51.00%
KEPCO Lebanon SARL	Operation of utility plant	LEBANON	100.00%	100.00%
KEPCO Neimenggu International Ltd.	Holding company	HONG KONG	100.00%	100.00%
KEPCO Shanxi International Ltd.	Holding company	HONG KONG	100.00%	100.00%
KOMIPO Global Pte Ltd.	Holding company	SINGAPORE	100.00%	100.00%
KEPCO Netherlands B.V.	Holding company	NETHERLANDS	100.00%	100.00%
KOREA Imouraren Uranium Investment Corp.	Holding company	FRANCE	100.00%	100.00%
KEPCO Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOSEP Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOMIPO Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOWEPO Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOSPO Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KEPCO Middle East Holding Company	Holding company	BAHRAIN	100.00%	100.00%
Qatrana Electric Power Company	Construction and operation of utility plant	JORDAN	80.00%	80.00%
KHNP Canada Energy, Ltd.	Holding company	CANADA	100.00%	100.00%
KEPCO Bylong Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
Korea Waterbury Uranium Limited Partnership	Resources development	CANADA	80.00%	80.00%
Korea Electric Power Nigeria Ltd.(*7)	Operation of utility plant	NIGERIA	100.00%	—
KEPCO Holdings de Mexico	Holding company	MEXICO	100.00%	100.00%
KST Electric Power Company	Construction and operation of utility plant	MEXICO	56.00%	56.00%
KEPCO Energy Service Company	Operation of utility plant	MEXICO	100.00%	100.00%
KEPCO Netherlands S3 B.V.	Holding company	NETHERLANDS	100.00%	100.00%
PT. KOMIPO Pembangkitan Jawa Bali	Operation of utility plant	INDONESIA	51.00%	51.00%
PT. Cirebon Power Service(*2)	Operation of utility plant	INDONESIA	27.50%	27.50%
KOWEPO International Corporation	Operation of utility plant	PHILIPPINES	99.99%	99.99%
KOSPO Jordan, LLC	Operation of utility plant	JORDAN	100.00%	100.00%
EWP Philippines Corporation	Holding company	PHILIPPINES	100.00%	100.00%
EWP America Inc.	Holding company	USA	100.00%	100.00%
EWP Renewable Corporation	Holding company	USA	100.00%	100.00%
DG Fairhaven Power, LLC	Power generation	USA	100.00%	100.00%
DG Whitefield, LLC	Power generation	USA	100.00%	100.00%
Springfield Power, LLC	Power generation	USA	100.00%	100.00%
KNF Canada Energy Limited	Holding company	CANADA	100.00%	100.00%
EWP Barbados 1 SRL	Holding company	BARBADOS	100.00%	100.00%
California Power Holdings, LLC	Power generation	USA	100.00%	100.00%
Gyeonggi Green Energy Co., Ltd.	Power generation	KOREA	62.01%	62.01%
PT. Tanggamus Electric Power	Power generation	INDONESIA	52.50%	52.50%
Gyeongju Wind Power Co., Ltd.	Power generation	KOREA	70.00%	70.00%
KOMIPO America Inc.	Holding company	USA	100.00%	100.00%
EWPRC Biomass Holdings, LLC	Holding company	USA	100.00%	100.00%
KOSEP USA, INC.	Power generation	USA	100.00%	100.00%
PT. EWP Indonesia	Holding company	INDONESIA	99.96%	99.96%
KEPCO Netherlands J3 B.V.	Holding company	NETHERLANDS	100.00%	100.00%
Korea Offshore Wind Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Global One Pioneer B.V.	Holding company	NETHERLANDS	100.00%	100.00%
Global Energy Pioneer B.V.	Holding company	NETHERLANDS	100.00%	100.00%
Mira Power Limited(*3)	Power generation	PAKISTAN	76.00%	76.00%
KOSEP Material Co., Ltd.	Recycling fly ashes	KOREA	86.22%	86.22%
Commerce and Industry Energy Co., Ltd.(*4)	Power generation	KOREA	59.03%	85.00%
KEPCO Singapore Holdings Pte., Ltd.(*7)	Holding company	SINGAPORE	100.00%	—
KEPCO KPS Philippines Corp.	Utility plant maintenance and others	PHILIPPINES	99.99%	99.99%
KOSPO Chile SpA	Holding company	CHILE	100.00%	100.00%
PT. KOWEPO Sumsel Operation And Maintenance Services	Utility plant maintenance and others	INDONESIA	95.00%	95.00%
HeeMang Sunlight Power Co., Ltd.	Operation of utility plant	KOREA	100.00%	100.00%
Fujeij Wind Power Company	Operation of utility plant	JORDAN	100.00%	100.00%
KOSPO Youngnam Power Co., Ltd.	Operation of utility plant	KOREA	50.00%	50.00%
VI Carbon Professional Private Special Asset Investment Trust 1	Holding company	KOREA	96.67%	96.67%
Chitose Solar Power Plant LLC	Power generation	JAPAN	80.10%	80.10%
KEPCO Energy Solution Co. Ltd.	Energy service	KOREA	100.00%	100.00%
Solar School Plant Co., Ltd.	Power generation	KOREA	100.00%	100.00%
KOSPO Power Services Limitada	Utility plant maintenance and others	CHILE	65.00%	65.00%
Energy New Industry Specialized Investment Private Investment Trust	Holding company	KOREA	99.01%	99.01%
KOEN Bylong Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOMIPO Bylong Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOWEPO Bylong Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOSPO Bylong Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
EWP Bylong Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOWEPO Lao International	Utility plant maintenance and others	LAOS	100.00%	100.00%
KEPCO US Inc.	Holding company	USA	100.00%	100.00%
KEPCO Alamosa LLC	Holding company	USA	50.10%	50.10%
KEPCO Solar of Alamosa, LLC (formerly, Cogentrix of Alamosa, LLC)	Power generation	USA	100.00%	100.00%
KEPCO-LG CNS Mangilao Holdings LLC(*8)	Holding company	USA	70.00%	70.00%
Mangilao Investment LLC	Holding company	USA	100.00%	100.00%
KEPCO-LG CNS Mangilao Solar, LLC	Power generation	USA	100.00%	100.00%
Jeju Hanlim Offshore Wind Co., Ltd.	Power generation	KOREA	75.99%	75.99%
PT. Siborpa Eco Power	Construction and operation of utility plant	INDONESIA	55.00%	55.00%
BSK E-New Industry Fund VII	Holding company	KOREA	81.67%	81.67%
e-New Industry LB Fund 1	Holding company	KOREA	76.11%	76.11%
Songhyun e-New Industry Fund	Holding company	KOREA	80.65%	80.65%
PT. Korea Energy Indonesia	Utility plant maintenance and others	INDONESIA	95.00%	95.00%
KOLAT SpA	Utility plant maintenance and others	CHILE	100.00%	100.00%
KEPCO California, LLC	Holding company	USA	100.00%	100.00%
KEPCO Mojave Holdings, LLC	Holding company	USA	100.00%	100.00%
Incheon Fuel Cell Co., Ltd.	Power generation	KOREA	60.00%	60.00%
KOEN Service Co., Ltd.	Facility maintenance and service	KOREA	100.00%	100.00%
KOMIPO Service Co., Ltd.	Facility maintenance and service	KOREA	100.00%	100.00%
KOWEPO Service Co., Ltd.	Facility maintenance and service	KOREA	100.00%	100.00%
KOSPO Service Co., Ltd.	Facility maintenance and service	KOREA	100.00%	100.00%
EWP Service Co., Ltd.	Facility maintenance and service	KOREA	100.00%	100.00%
PT. KOMIPO Energy Indonesia	Utility plant maintenance and others	INDONESIA	95.00%	95.00%
KNF Partners Co., Ltd.	Facility maintenance	KOREA	—	100.00%
KOSPO USA Inc.	Holding company	USA	—	100.00%
Nambu USA LLC	Holding company	USA	—	100.00%
Tamra Offshore Wind Power Co., Ltd.(*5)	Power generation	KOREA	—	63.00%
KEPCO MCS Co., Ltd.	Electric meter reading and others	KOREA	—	100.00%
KEPCO FMS Co., Ltd.	Security service and others	KOREA	—	100.00%
Firstkeepers Co., Ltd.	Facility maintenance	KOREA	—	100.00%
Secutec Co., Ltd.	Security service	KOREA	—	100.00%
SE Green Energy Co., Ltd.(*5)	Power generation	KOREA	—	84.80%
KEPCO Mangilao America LLC	Holding company	USA	—	100.00%
Mangilao Intermediate Holdings LLC	Holding company	USA	—	100.00%
KEPCO CSC Co., Ltd.	Facility maintenance	KOREA	—	100.00%
KOAK Power Limited	Facility maintenance	PAKISTAN	—	100.00%
KOMIPO Europe B.V.	Holding company	SWEDEN	—	100.00%
Haenanum Energy Fund	Holding company	KOREA	—	99.64%
Paju Ecoenergy Co., Ltd.	Power generation	KOREA	—	89.00%

(*1)	Considering treasury stocks, the effective percentage of ownership is 66.08%.

(*2)

The effective percentage of ownership is less than 50%. However, this subsidiary is included in the consolidated financial statements as the Company obtained the majority of the voting power through the shareholders’ agreement.

(*3)	As of the reporting date, the annual reporting period of all subsidiaries is December 31, except for Mira Power Limited which is November 30.

(*4)

The Company guarantees a certain return on investment related to Commerce and Industry Energy Co., Ltd. for the financial investors. The financial investors have a right to sell their shares to the Company which can be exercised 84 months after the date of investment. Accordingly, the purchase price including the return on investment is classified as a liability.

(*5)	The entity was reclassified from an associate to a subsidiary due to additional acquisition of interest during the year ended December 31, 2019.

(*6)	The liquidation process is in progress by the appointment of a liquidator, and the Company has been reclassified the invested amount as assets held for sale as of December 31, 2019.

(*7)	The liquidation process has been completed during the year ended December 31, 2019.

(*8)	The Company does not hold a stake, but it is included in subsidiaries because the Company has control over KEPCO-LG CNS Mangilao Holdings LLC with nomination rights among 4 out of 6 board members.

Subsidiaries newly included in or excluded from consolidation
Subsidiaries newly included in or excluded from consolidation for the year ended December 31, 2019 are as follows:

Subsidiaries included in consolidation during the year ended December 31, 2019.

Subsidiary	Reason
KNF Partners Co., Ltd.	Newly established
KOSPO USA Inc.	Newly established
Nambu USA LLC	Newly established
Tamra Offshore Wind Power Co., Ltd.	Additional acquisition
KEPCO MCS Co., Ltd.	Newly established
KEPCO FMS Co., Ltd.	Newly established
Firstkeepers Co., Ltd.	Newly established
Secutec Co., Ltd.	Newly established
SE Green Energy Co., Ltd.	Additional acquisition
KEPCO Mangilao America LLC	Newly established
Mangilao Intermediate Holdings LLC	Newly established
KEPCO CSC Co., Ltd.	Newly established
KOAK Power Limited	Newly established
KOMIPO Europe B.V.	Newly established
Haenanum Energy Fund	Newly established
Paju Ecoenergy Co., Ltd.	Newly established

Subsidiaries excluded from consolidation during the year ended December 31, 2019.

Subsidiary	Reason
KEPCO Singapore Holdings Pte., Ltd.	Liquidated
Korea Electric Power Nigeria Ltd.	Liquidated
Garolim Tidal Power Plant Co., Ltd.	Under liquidation process

Summary of financial information of consolidated subsidiaries
Summary of financial information of consolidated subsidiaries as of and for the years ended December 31, 2018 and 2019 are as follows:

2018
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	55,792,704	30,484,104	8,858,717	(137,613)
Korea South-East Power Co., Ltd.		9,997,758	4,948,553	5,521,038	25,736
Korea Midland Power Co., Ltd.		10,839,218	7,088,013	4,368,467	(38,142)
Korea Western Power Co., Ltd.		9,902,752	5,965,410	4,841,261	(28,157)
Korea Southern Power Co., Ltd.		9,810,985	5,463,721	5,539,793	55,439
Korea East-West Power Co., Ltd.		8,744,380	4,092,460	4,933,525	3,345
KEPCO Engineering & Construction Company, Inc.		771,480	310,100	433,701	12,937
KEPCO Plant Service & Engineering Co., Ltd.		1,275,365	296,428	1,239,604	160,791
KEPCO Nuclear Fuel Co., Ltd.		817,416	434,439	230,667	15,835
KEPCO KDN Co., Ltd.		566,807	159,423	622,154	60,016

2018
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
Garolim Tidal Power Plant Co., Ltd.	￦	608	345	—	(11)
KEPCO International HongKong Ltd.		140,101	1	—	3,307
KEPCO International Philippines Inc.		107,948	1,475	—	52,539
KEPCO Gansu International Ltd.		12,047	515	—	(24)
KEPCO Philippines Holdings Inc.		188,551	9,775	—	53,219
KEPCO Philippines Corporation		6,394	213	—	54
KEPCO Ilijan Corporation		431,444	53,413	99,844	49,631
KEPCO Lebanon SARL		1,509	9,686	—	413
KEPCO Neimenggu International Ltd.		194,336	—	—	20,829
KEPCO Shanxi International Ltd.		519,991	201,732	—	290
KOMIPO Global Pte Ltd.		250,456	961	—	11,478
KEPCO Netherlands B.V.		130,460	77	—	26,550
KOREA Imouraren Uranium Investment Corp.		63,517	171	—	(89,852)
KEPCO Australia Pty., Ltd.		439,719	14	—	49
KOSEP Australia Pty., Ltd.		37,057	2,832	20,294	7,315
KOMIPO Australia Pty., Ltd.		39,066	4,659	20,294	7,193
KOWEPO Australia Pty., Ltd.		39,341	4,702	20,294	7,316
KOSPO Australia Pty., Ltd.		36,525	3,585	20,294	9,520
KEPCO Middle East Holding Company		101,201	92,862	—	3,043
Qatrana Electric Power Company		484,383	326,486	18,766	21,170
KHNP Canada Energy, Ltd.		49,776	35	—	(26)
KEPCO Bylong Australia Pty., Ltd.		254,398	315,921	—	(29,573)
Korea Waterbury Uranium Limited Partnership		20,890	142	—	(74)
Korea Electric Power Nigeria Ltd.		112	39	727	(93)
KEPCO Holdings de Mexico		248	57	—	(11)
KST Electric Power Company		535,807	457,867	109,735	10,274
KEPCO Energy Service Company		1,940	1,454	5,117	(232)
KEPCO Netherlands S3 B.V.		46,518	38	—	1,226
PT. KOMIPO Pembangkitan Jawa Bali		11,405	5,472	20,320	3,925
PT. Cirebon Power Service		1,588	273	7,228	177
KOWEPO International Corporation		—	8	—	—
KOSPO Jordan LLC		16,315	3,432	34,371	1,907
EWP Philippines Corporation		1,684	829	—	(11)
EWP America Inc.(*1)		72,525	4,903	29,557	(4,483)
KNF Canada Energy Limited		1,801	20	—	(45)
EWP Barbados 1 SRL		268,033	1,581	688	11,221
Gyeonggi Green Energy Co., Ltd.		293,812	185,043	96,442	25,121
PT. Tanggamus Electric Power		216,321	187,502	26,832	9,338
Gyeongju Wind Power Co., Ltd.		122,303	83,348	21,906	8,803

2018
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
KOMIPO America Inc.	￦	10,092	572	—	(885)
KOSEP USA, Inc.		1	4,857	—	4,341
PT. EWP Indonesia		7,444	14	—	3,138
KEPCO Netherlands J3 B.V.		115,978	77	—	(104)
Korea Offshore Wind Power Co., Ltd.		216,114	36,377	—	(8,473)
Global One Pioneer B.V.		162	87	—	(113)
Global Energy Pioneer B.V.		325	74	—	(102)
Mira Power Limited		277,525	213,104	—	(980)
KOSEP Material Co., Ltd.		2,862	1,249	3,240	377
Commerce and Industry Energy Co., Ltd.		92,872	88,009	27,937	(6,091)
KEPCO Singapore Holdings Pte., Ltd.		582	9	—	(31)
KEPCO KPS Philippines Corp.		7,501	358	4,815	766
KOSPO Chile SpA		139,814	57,502	—	1,016
PT. KOWEPO Sumsel Operation And Maintenance Services		1,313	394	4,343	(654)
HeeMang Sunlight Power Co., Ltd.		10,915	7,626	146	(192)
Fujeij Wind Power Company		217,796	212,435	—	(1,033)
KOSPO Youngnam Power Co., Ltd.		413,472	325,589	369,669	8,155
VI Carbon Professional Private Special Asset Investment Trust 1 (formally, HI Carbon Professional Private Special Asset)		3,002	—	—	12
Chitose Solar Power Plant LLC		115,505	105,079	15,022	872
KEPCO Energy Solution Co., Ltd.		304,103	849	5,584	2,532
Solar School Plant Co., Ltd.		204,282	1,366	1,149	2,033
KOSPO Power Services Limitada		3,045	596	9,610	1,132
Energy New Industry Specialized Investment Private Investment Trust(*2)		66,498	1,014	—	(1,140)
KOEN Bylong Pty., Ltd.		5,544	26	—	(10)
KOMIPO Bylong Pty., Ltd.		5,544	26	—	(25)
KOWEPO Bylong Pty., Ltd.		5,544	26	—	—
KOSPO Bylong Pty., Ltd.		5,544	26	—	(25)
EWP Bylong Pty., Ltd.		5,544	16	—	(15)
KOWEPO Lao International		3,800	1,015	2,899	895
KEPCO US Inc.		16,640	—	—	6
KEPCO Alamosa LLC		32,346	79	750	(688)
KEPCO Solar of Alamosa, LLC (formerly, Cogentrix of Alamosa, LLC)		64,223	48,819	9,015	200
KEPCO-LG CNS Mangilao Holdings LLC		25,642	27,197	—	(1,144)
Mangilao Investment LLC		25,641	—	—	—
KEPCO-LG CNS Mangilao Solar, LLC		25,406	146	—	(104)

2018
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
Jeju Hanlim Offshore Wind Co., Ltd.	￦	16,557	328	—	(925)
PT. Siborpa Eco Power		12,363	141	—	(1,771)
PT. Korea Energy Indonesia		1,183	60	1,459	223
KOLAT SpA		38,362	474	585	(186)
KEPCO California, LLC		42,171	21	—	(332)
KEPCO Mojave Holdings, LLC		103,189	65,730	—	(3,959)
Incheon Fuel Cell Co., Ltd.		23,626	415	—	(201)
KOEN Service Co., Ltd.		583	31	—	(48)
KOMIPO Service Co., Ltd.		576	17	—	(41)
KOWEPO Service Co., Ltd.		750	227	—	(77)
KOSPO Service Co., Ltd.		576	6	—	(30)
EWP Service Co., Ltd.		667	97	—	(30)
PT. KOMIPO Energy Indonesia		2,236	—	—	—

(*1)

Financial information of EWP America Inc. includes that of six other subsidiaries, EWP Renewable Corporation, DG Fairhaven Power, LLC, DG Whitefield, LLC, Springfield Power, LLC, California Power Holdings, LLC, and EWPRC Biomass Holdings, LLC.

(*2)

Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of three other subsidiaries, BSK E-New Industry Fund VII, e-New Industry LB Fund 1 and Songhyun e-New Industry Fund.

2019
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	59,570,219	33,917,275	8,969,072	306,007
Korea South-East Power Co., Ltd.		10,938,358	5,866,642	5,385,387	41,006
Korea Midland Power Co., Ltd.		12,684,828	8,977,766	4,479,707	(28,449)
Korea Western Power Co., Ltd.		10,514,438	6,637,451	4,448,992	(46,061)
Korea Southern Power Co., Ltd.		10,884,799	6,608,301	5,084,907	(41,342)
Korea East-West Power Co., Ltd.		9,724,311	5,022,921	4,855,964	56,698
KEPCO Engineering & Construction Company, Inc.		735,207	242,994	448,635	26,398
KEPCO Plant Service & Engineering Co., Ltd.		1,356,983	294,757	1,244,613	157,737
KEPCO Nuclear Fuel Co., Ltd.		831,604	429,799	309,055	24,618
KEPCO KDN Co., Ltd.		604,458	159,807	625,567	42,205
KEPCO International HongKong Ltd.		138,942	633	—	3,330
KEPCO International Philippines Inc.		107,224	371	—	67,991
KEPCO Gansu International Ltd.		10,448	545	—	(20)
KEPCO Philippines Holdings Inc.		200,503	6,656	—	66,200
KEPCO Philippines Corporation		6,706	332	—	(52)
KEPCO Ilijan Corporation		371,377	56,156	95,072	40,818
KEPCO Lebanon SARL	￦	1,835	9,786	—	255
KEPCO Neimenggu International Ltd.		200,858	—	—	(354)
KEPCO Shanxi International Ltd.		538,604	208,895	—	151
KOMIPO Global Pte Ltd.		269,302	463	—	10,400
KEPCO Netherlands B.V.		122,577	101	—	948
KOREA Imouraren Uranium Investment Corp.		14,173	111	—	(49,716)
KEPCO Australia Pty., Ltd.		364	14	—	(395,914)
KOSEP Australia Pty., Ltd.		32,782	2,911	15,514	3,935
KOMIPO Australia Pty., Ltd.		40,898	2,909	15,514	3,766
KOWEPO Australia Pty., Ltd.		44,182	5,772	15,514	2,761
KOSPO Australia Pty., Ltd.		37,254	5,012	15,514	2,638
KEPCO Middle East Holding Company		102,164	87,834	—	5,934
Qatrana Electric Power Company		490,723	322,857	20,773	21,807
KHNP Canada Energy, Ltd.		44,639	43	—	(10)
KEPCO Bylong Australia Pty., Ltd.		45,207	355,163	—	(220,909)
Korea Waterbury Uranium Limited Partnership		20,717	167	—	(77)
KEPCO Holdings de Mexico		187	25	—	(14)
KST Electric Power Company		539,952	449,459	55,783	(20,797)
KEPCO Energy Service Company		2,262	1,995	5,984	(481)
KEPCO Netherlands S3 B.V.		50,352	49	—	2,637
PT. KOMIPO Pembangkitan Jawa Bali		12,391	5,719	18,722	4,312
PT. Cirebon Power Service		2,089	313	8,049	406
KOWEPO International Corporation		—	10	—	(2)
KOSPO Jordan, LLC		17,489	1,521	10,878	2,634
EWP Philippines Corporation		1,691	888	—	(111)
EWP America Inc.(*1)		66,622	2,619	21,719	(6,497)
KNF Canada Energy Limited		1,933	24	—	(48)
EWP Barbados 1 SRL		279,295	1,031	2,914	2,368
Gyeonggi Green Energy Co., Ltd.		194,425	159,078	13,717	(73,394)
PT. Tanggamus Electric Power		228,601	195,826	2,256	(4,529)
Gyeongju Wind Power Co., Ltd.		113,745	75,427	15,548	3,384
KOMIPO America Inc.		9,424	593	118	(1,033)
KOSEP USA, Inc.		1	5,147	—	(119)
PT. EWP Indonesia		34,455	5	—	5,124
KEPCO Netherlands J3 B.V.		120,006	74	—	(79)
Korea Offshore Wind Power Co., Ltd.		284,495	117,527	—	(12,768)
Global One Pioneer B.V.		180	73	—	(86)
Global Energy Pioneer B.V.		348	80	—	(90)
Mira Power Limited		356,111	285,577	—	(971)
KOSEP Material Co., Ltd.		2,788	1,186	3,357	22
Commerce and Industry Energy Co., Ltd.		90,637	43,985	32,728	(7,532)
KEPCO KPS Philippines Corp.		5,198	1,341	6,246	2
KOSPO Chile SpA	￦	134,827	49,183	—	(456)
PT. KOWEPO Sumsel Operation And Maintenance Services		135	262	—	(1,104)
HeeMang Sunlight Power Co., Ltd.		12,185	8,545	643	75
Fujeij Wind Power Company		218,333	196,964	—	5,515
KOSPO Youngnam Power Co., Ltd.		398,495	307,226	318,338	3,514
VI Carbon Professional Private Special Asset Investment Trust 1		3,002	—	—	12
Chitose Solar Power Plant LLC		121,457	106,254	17,103	5,480
KEPCO Energy Solution Co., Ltd.		308,188	2,142	2,843	2,805
Solar School Plant Co., Ltd.		208,730	3,269	1,962	2,553
KOSPO Power Services Limitada		3,244	1,564	10,013	452
Energy New Industry Specialized Investment Private Investment Trust(*2)		100,116	17,359	2,418	(7,735)
KOEN Bylong Pty., Ltd.		—	39	—	(14)
KOMIPO Bylong Pty., Ltd.		4	43	—	(14)
KOWEPO Bylong Pty., Ltd.		4	40	—	(12)
KOSPO Bylong Pty., Ltd.		4	40	—	(12)
EWP Bylong Pty., Ltd.		4	40	—	(12)
KOWEPO Lao International		5,430	575	4,308	1,584
KEPCO US Inc.		17,231	—	—	—
KEPCO Alamosa LLC		33,515	183	145	(311)
KEPCO Solar of Alamosa, LLC (formerly, Cogentrix of Alamosa, LLC)		65,468	50,348	8,739	(1,902)
KEPCO-LG CNS Mangilao Holdings LLC		27,439	30,287	—	(1,240)
Mangilao Investment LLC		39,972	—	—	—
KEPCO-LG CNS Mangilao Solar, LLC		39,373	11	—	(524)
Jeju Hanlim Offshore Wind Co., Ltd.		14,328	558	—	(2,459)
PT. Siborpa Eco Power		11,574	71	—	(1,165)
PT. Korea Energy Indonesia		1,592	121	2,462	323
KOLAT SpA		31,178	167	656	(296)
KEPCO California, LLC		44,074	936	358	(513)
KEPCO Mojave Holdings, LLC		103,815	69,544	—	(4,215)
Incheon Fuel Cell Co., Ltd.		22,669	475	—	(1,010)
KOEN Service Co., Ltd.		5,347	4,252	25,890	543
KOMIPO Service Co., Ltd.		3,327	2,622	24,556	146
KOWEPO Service Co., Ltd.		4,228	3,302	23,982	389
KOSPO Service Co., Ltd.		3,493	2,788	18,741	135
EWP Service Co., Ltd.		4,786	4,064	20,837	162
PT. KOMIPO Energy Indonesia		2,647	196	1,392	79
KNF partners Co., Ltd.		1,378	890	3,383	187
KOSPO USA Inc.		5,896	127	—	(1,408)
Nambu USA LLC	￦	245	1	—	245
Tamra Offshore Wind Power Co., Ltd.		156,708	121,724	19,670	1,154
KEPCO MCS Co., Ltd.		26,510	22,151	129,393	3,408
KEPCO FMS Co., Ltd.		11,336	10,638	37,627	198
Firstkeepers Co., Ltd.		1,552	2,800	121	(2,239)
Secutec Co., Ltd.		322	229	—	(597)
SE Green Energy Co., Ltd.		132,727	105,619	—	816
KEPCO Mangilao America LLC		—	—	—	—
Mangilao Intermediate Holdings LLC		13,220	12,774	—	(66)
KEPCO CSC Co., Ltd.		837	51	—	(14)
KOAK Power Limited		15,930	—	—	—
KOMIPO Europe B.V.		7,362	—	—	(286)
Haenanum Energy Fund		28,101	1	—	1
Paju Ecoenergy Co., Ltd.		53,839	—	—	—

(*1)

Financial information of EWP America Inc. includes that of six other subsidiaries, EWP Renewable Corporation, DG Fairhaven Power, LLC, DG Whitefield, LLC, Springfield Power, LLC, California Power Holdings, LLC, and EWPRC Biomass Holdings, LLC.

(*2)

Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of three other subsidiaries, BSK E-New Industry Fund VII, e-New Industry LB Fund 1, and Songhyun e-New Industry Fund.

Significant restrictions on abilities to subsidiaries
Significant restrictions on abilities to subsidiaries are as follows:

Company	Nature and extent of any significant restrictions
Gyeonggi Green Energy Co., Ltd.	Acquisition or disposal of assets of more than ￦35 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors of the company.

KOSPO Youngnam Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied, or prior written consent of financial institutions is obtained. Company’s shares cannot be wholly or partially transferred without prior written consent of financial institutions.

Incheon Fuel Cell Co., Ltd.	Acquisition or disposal of assets of more than ￦20 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors of the company.

Details of non-controlling interest prior to intra-group eliminations
Details of non-controlling interests prior to intra-Company eliminations as of and for the years ended December 31, 2017, 2018 and 2019 are as follows:

2017
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	33.92%
Current assets	￦	160,588	623,934	257,529	1,269,175	2,311,226
Non-current assets		314,036	571,152	504,637	2,588,833	3,978,658
Current liabilities		(21,546)	(278,562)	(221,860)	(394,320)	(916,288)
Non-current liabilities		(36,255)	(16,127)	(83,274)	(2,014,925)	(2,150,581)
Net assets		416,823	900,397	457,032	1,448,763	3,223,015
Book value of non-controlling interests		204,243	441,194	155,025	612,245	1,412,707
Sales		109,183	1,232,113	490,193	719,087	2,550,576
Profit for the period		66,320	135,482	21,222	66,419	289,443
Profit for the period attributable to non-controlling interest		32,497	66,386	7,199	20,447	126,529
Cash flows from operating activities		123,534	129,801	62,578	60,021	375,934
Cash flows from investing activities		(5,276)	(193,408)	(8,622)	(409,353)	(616,659)
Cash flows from financing activities before dividends to non-controlling interests		(44,442)	(15,606)	(55,504)	339,432	223,880
Dividends to non-controlling interests		(48,855)	(14,994)	(1,419)	(20,840)	(86,108)
Effect of exchange rate fluctuation		(7,432)	(1,267)	(101)	(24,206)	(33,006)
Net increase (decrease) of cash and cash equivalents		17,529	(95,474)	(3,068)	(54,946)	(135,959)

2018
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	33.92%
Current assets	￦	163,622	628,725	281,390	956,928	2,030,665
Non-current assets		267,822	646,640	490,090	2,760,500	4,165,052
Current liabilities		(16,819)	(270,097)	(248,402)	(559,552)	(1,094,870)
Non-current liabilities		(36,594)	(26,331)	(61,698)	(1,933,583)	(2,058,206)
Net assets		378,031	978,937	461,380	1,224,293	3,042,641
Book value of non-controlling interests		185,235	479,679	156,500	680,963	1,502,377
Sales		99,844	1,239,604	433,701	966,037	2,739,186
Profit for the period		49,631	160,791	12,937	92,457	315,816
Profit for the period attributable to non-controlling interests		24,319	78,788	4,388	28,475	135,970
Cash flows from operating activities		92,822	129,700	81,042	110,448	414,012
Cash flows from investing activities		(4,452)	(123,593)	(50,569)	35,167	(143,447)
Cash flows from financing activities before dividends to non-controlling interests		(53,733)	(33,737)	(14,591)	(374,669)	(476,730)
Dividends to non-controlling interests		(51,626)	(32,414)	(2,839)	(23,452)	(110,331)
Effect of exchange rate fluctuation		2,840	(124)	31	1,304	4,051
Net increase (decrease) of cash and cash equivalents		(14,149)	(60,168)	13,074	(251,202)	(312,445)

2019
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	33.92%
Current assets	￦	173,931	779,764	257,593	864,596	2,075,884
Non-current assets		197,446	577,219	477,614	3,169,317	4,421,596
Current liabilities		(11,990)	(247,737)	(223,522)	(450,311)	(933,560)
Non-current liabilities		(44,166)	(47,020)	(19,472)	(2,193,501)	(2,304,159)
Net assets		315,221	1,062,226	492,213	1,390,101	3,259,761
Book value of non-controlling interests		154,458	520,491	166,959	551,423	1,393,331
Sales		95,072	1,244,613	448,635	855,023	2,643,343
Profit for the period		40,818	157,737	26,398	(48,963)	175,990
Profit for the period attributable to non-controlling interests		20,001	77,291	8,954	(24,264)	81,982
Cash flows from operating activities		101,707	164,373	27,081	219,450	512,611
Cash flows from investing activities		4,458	(89,159)	47,219	(356,434)	(393,916)
Cash flows from financing activities before dividends to non-controlling interests		(68,678)	(44,332)	(34,632)	223,233	75,591
Dividends to non-controlling interests		(48,750)	(39,466)	(1,807)	(9,233)	(99,256)
Effect of exchange rate fluctuation		2,111	(593)	(14)	2,501	4,005
Net increase (decrease) of cash and cash equivalents		(9,152)	(9,177)	37,847	79,517	99,035

Changes in goodwill
Changes in goodwill

(i)	Details of goodwill as of December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Acquisition cost	￦	2,582	97,977
Less: Accumulated impairment		—	—

Carrying book value	￦	2,582	97,977

(ii)	Changes in goodwill for the years ended December 31, 2018 and 2019 are as follows:

		2018
		Beginning	Increase	Decrease	Ending
		In millions of won
Acquisition cost	￦	2,582	—	—	2,582
Less: Accumulated impairment		—	—	—	—
Carrying book value		2,582	—	—	2,582

		2019
		Beginning	Increase	Decrease	Ending
		In millions of won
Acquisition cost	￦	2,582	95,395	—	97,977
Less: Accumulated impairment		—	—	—	—
Carrying book value		2,582	95,395	—	97,977

Disposals of subsidiaries

The Company has completed liquidation process of KEPCO Singapore Holdings Pte., Ltd., and Korea Electric Power Nigeria Ltd., and is in the process of liquidating Garolim Tidal Power Plant Co., Ltd., as of December 31, 2019.

(i)	The fair value of proceeds from disposal as of December 31, 2017, 2018 and 2019, respectively, are as follows:

		2017	2018	2019
		In millions of won
Consideration received in cash	￦	—	160	4

	￦	—	160	4

(ii)	The carrying value of assets and liabilities of subsidiaries as of the date the Company lost its control during the years ended December 31, 2017, 2018 and 2019, respectively, are as follows:

		2017	2018	2019
		In millions of won
Assets
Cash and cash equivalents	￦	—	175	97
Trade and other receivables		—	11	—
Other non-financial assets		—	—	1
PP&E and intangible assets		—	—	2
Liabilities
Trade and other payables		—	(28)	(3)
Other non-financial liabilities		—	—	(24)

	￦	—	158	73

(iii)	Gain on disposals of subsidiaries for the years ended December 31, 2017, 2018 and 2019, respectively, are as follows:

		2017	2018	2019
		In millions of won
Fair value of sale price	￦	—	160	4
Net assets disposed		—	(158)	(73)
Non-controlling interests		—	—	—
Realization of unrealized gain		—	70	(187)
Other comprehensive income		—	—	—

Gain (loss) on disposals of subsidiaries(*1)	￦	—	72	(256)

(*1)	Gain (loss) on disposals of subsidiaries is included in the consolidated statements of comprehensive income (loss).

(iv)	Net cash flow from disposals of subsidiaries for the years ended December 31, 2017, 2018 and 2019, respectively, are as follows:

		2017	2018	2019
		In millions of won
Consideration received in cash	￦	—	160	4
Less: cash held by disposed subsidiaries		—	(175)	(97)

Net cash flow	￦	—	(15)	(93)

Cash dividends received from subsidiaries
Cash dividends received from subsidiaries for the years ended December 31, 2017, 2018 and 2019, respectively, are as follows:

Subsidiaries		2017	2018	2019
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	543,072	281,234	—
Korea South-East Power Co., Ltd.		106,546	33,928	7,143
Korea Midland Power Co., Ltd.		54,305	26,581	—
Korea Western Power Co., Ltd.		66,992	28,996	—
Korea Southern Power Co., Ltd.		60,630	25,780	15,277
Korea East-West Power Co., Ltd.		94,430	61,408	985
KEPCO Engineering & Construction Company, Inc.		2,765	5,531	3,519
KEPCO Plant Service & Engineering Co., Ltd.		15,607	33,739	41,084
KEPCO Nuclear Fuel Co., Ltd.		3,231	1,077	4,219
KEPCO KDN Co., Ltd.		4,352	13,888	19,136
KEPCO International HongKong Ltd.		4,304	23,314	10,243
KEPCO International Philippines Inc.		44,906	52,507	70,480
KEPCO Ilijan Corporation		50,849	53,900	65,776
KEPCO Philippines Holdings Inc.		26,023	—	63,522
KOSEP Australia Pty., Ltd.		—	—	8,120
KOSPO Australia Pty., Ltd.		—	—	4,335
Qatrana Electric Power Company		5,939	6,240	10,313
KEPCO KPS Philippines Corp.		—	—	3,854
Tamra Offshore Wind Power Co., Ltd.		—	—	4,823
KEPCO Netherlands S3 B.V.		—	3,115	874
PT. KOMIPO Pembangkitan Jawa Bali		3,188	20,658	1,971
KEPCO Netherlands J3 B.V.		—	12,090	—
Gyeongju Wind Power Co., Ltd.		—	—	2,800
Energy New Industry Specialized Investment Private Investment Trust		291	—	—
HI Carbon Professional Private Special Asset Investment Trust 1		11	11	11
KOSPO Power Services Limitada		425	993	745
Cogentrix Solar Services, LLC		344	—	—
KEPCO Netherlands B.V.		—	17,424	13,266
PT. Cirebon Power Service		—	382	—
Chitose Solar Power Plant LLC		—	1,986	814

	￦	1,088,210	704,782	353,310